Employee Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2012
Employee Benefit Plans
Schedule of net periodic cost for the pension and benefits plans

The following table presents the components of the net periodic cost for the pension and benefits plans (in millions):

	Pension Benefit Plans			Other Post Retirement Benefit Plans
	2012	2011	2010	2012	2011	2010
Service cost	$0.2	$0.3	$0.1	$—	$—	$—
Interest cost	5.5	5.3	5.7	0.1	0.1	—
Expected return on plan assets	(1.4)	(1.2)	(1.1)	—	—	—
Recognized actuarial gains	(0.4)	—	(0.8)	—	—	—
Net periodic benefit cost	$3.9	$4.4	$3.9	$0.1	$0.1	$—

Schedule of changes in the benefit obligations and plan assets of the pension and benefits plans

The changes in the benefit obligations and plan assets of the pension and benefits plans were (in millions):

			Other Post Retirement
	Pension Benefit Plans		Benefit Plans
	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$108.7	$99.9	$0.9	$0.8
Service cost	0.2	0.3	—	—
Interest cost	5.5	5.3	0.1	0.1
Actuarial (gains)/losses	15.3	(6.4)	0.1	—
Benefits paid	(4.8)	(5.0)	—	—
Foreign exchange impact	(13.0)	14.6	—	—
Benefit obligation at end of year	$111.9	$108.7	$1.1	$0.9

Change in plan assets:
Fair value of plan assets at beginning of year	$23.4	$19.4	$—	$—
Actual return on plan assets	1.1	2.9	—	—
Employer contributions	4.5	4.6	—	—
Benefits paid	(4.8)	(5.0)	—	—
Foreign exchange impact	(0.7)	1.5	—	—
Fair value of plan assets at end of year	$23.5	$23.4	$—	$—

Funded status	$(88.4)	$(85.3)	$(1.1)	$(0.9)
Accumulated benefit obligation	$111.3	$108.2

Schedule of defined benefit plan amounts recognized and locations in financial statements
Other Post Retirement
	Pension Benefit Plans		Benefit Plans
	2012	2011	2012	2011
Amount recognized in the Consolidated Balance Sheets at end of year
Current liabilities	$4.3	$4.9	$—	$—
Non-current liabilities	84.1	80.4	1.1	0.9
Net amount recognized at end of year	$88.4	$85.3	$1.1	$0.9

Amount recognized in Accumulated Other Comprehensive Income at end of year
Actuarial gains/(losses), net of tax	$(0.3)	$14.4	$—	$—
Net amount recognized at end of year	$(0.3)	$14.4	$—	$—

Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income (Loss)
Net actuarial gains/(losses)	$(14.3)	$7.9	$—	$—
Amortization of accumulated net actuarial gains	(0.4)	—	—	—
Total recognized in other comprehensive income (loss)	$(14.7)	$7.9	$—	$—

Schedule of assumptions used to determine net periodic cost and benefit obligation

The following table summarizes the weighted average assumptions used to determine net periodic cost and benefit obligation for the Company’s UK and German pension plans, and other post retirement benefit plans.

	Pension Benefit Plans			Other Post Retirement Benefit Plans
	2012	2011	2010	2012	2011	2010
Weighted-average assumptions used to determine net periodic cost:
Discount rate	4.0%	5.4%	4.8%	4.0%	5.6%	5.8%
Expected long-term return on plan assets	5.2	6.0	6.0	—	—	—
Rate of pension increase	2.0	1.8	1.8	—	—	—

Weighted-average assumptions used to determine benefit obligation at end of year:
Discount rate	4.0%	5.4%	4.8%	4.0%	5.6%	5.8%
Rate of pension increase	2.0	1.8	1.8	—	—	—

Schedule of percentage of asset allocations and plant's assets at fair value

The following table sets forth the plan’s assets at fair value and the percentage of assets allocations as of June 30, 2012.

				Fair value
				measurement as of
				June 30, 2012
				Significant Other
			Percentage of	Observable Inputs
	Target Allocation	Total	Plan Assets	(Level 2)
Assets:
Global equity	36-44%	$9.3	40.0%	$9.3
Fixed income	45-55	11.9	50.0	11.9
Other	8-12	2.3	10.0	2.3
Total assets		$23.5	100.0%	$23.5

The following table sets forth the plan’s assets at fair value and the percentage of assets allocations as of July 2, 2011.

				Fair value
				measurement as of
				July 2, 2011
				Significant Other
			Percentage of	Observable Inputs
	Target Allocation	Total	Plan Assets	(Level 2)
Assets:
Global equity	36-44%	$9.3	40.0%	$9.3
Fixed income	45-55	11.6	49.0	11.6
Other	8-12	2.5	11.0	2.5
Total assets		$23.4	100.0%	$23.4

Schedule of total expected benefit payments to defined benefit pension plan participants

		Other Post
	Pension	Retirement
(in millions)	Benefit Plans	Benefit Plans
2013	$5.1	$—
2014	4.8	0.1
2015	4.9	—
2016	5.6	—
2017	6.4	0.1
Thereafter	61.6	0.9
Total	$88.4	$1.1